Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Detailed Information on Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2023	December 31, 2022
Senior Notes	USD	Unsecured	73	6.50%	$400,000	$403,274	$402,453
Equipment finance loans	USD	Secured	15 - 43	5.00% - 8.12%	15,987	16,175	10,322
Equipment finance loans	EUR	Secured	26 - 30	5.25%	998	1,000	1,372
Equipment finance loans	BRL	Unsecured	2 - 29	nil% - 16.63%	3,279	3,409	947
Bank loan	BRL	Unsecured	35	CDI + 0.50%	2,365	2,375	2,963
Total					$422,629	$426,233	$418,057

Current portion						$20,381	$15,703
Non-current portion						$405,852	$402,354

The movements in loans and borrowings are comprised of the following:

	Year ended December 31, 2023	Year ended December 31, 2022
Balance, beginning of year	$418,057	$59,250
Proceeds from issuance of Senior Notes, net	—	392,006
Proceeds from new equipment finance loans	14,889	9,489
Principal and interest payments	(35,247)	(71,033)
Interest costs, including interest capitalized	28,282	26,666
Loss on debt modification	—	1,351
Foreign exchange	252	328
Balance, end of year	$426,233	$418,057